Revenue	6 Months Ended
Sep. 30, 2020
Revenue
5.	Revenue

Revenue by segment is as follows:

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB)
Core commerce:
China commerce retail (i)
- Customer management	116,432	140,553
- Others (ii)	34,955	56,238
	151,387	196,791
China commerce wholesale (iii)	6,275	7,121
International commerce retail (iv)	11,574	14,801
International commerce wholesale (v)	4,679	6,714
Cainiao logistics services (vi)	9,764	15,939
Local consumer services (vii)	13,015	15,940
Others	4,070	6,934
Total core commerce	200,764	264,240
Cloud computing (viii)	17,078	27,244
Digital media and entertainment (ix)(xi)	13,868	15,060
Innovation initiatives and others (x)(xi)	2,231	2,266
Total	233,941	308,810

(i)	Revenue from China commerce retail is primarily generated from the Company’s China retail marketplaces and includes revenue from customer management, sales of goods and commissions.
(ii)	“Others” revenue under China commerce retail is primarily generated by the Company’s New Retail and direct sales businesses, mainly Tmall Supermarket, Freshippo, direct import and Intime.
(iii)	Revenue from China commerce wholesale is primarily generated from 1688.com and includes revenue from membership fees and customer management.
(iv)	Revenue from international commerce retail is primarily generated from Lazada and AliExpress and includes revenue from logistics services, sales of goods and commissions.
(v)	Revenue from international commerce wholesale is primarily generated from Alibaba.com and includes revenue from membership fees and customer management.
(vi)	Revenue from Cainiao logistics services represents revenue from the domestic and international one-stop-shop logistics services and supply chain management solutions provided by Cainiao Network.
(vii)	Revenue from local consumer services primarily represents platform commissions, revenue from the provision of delivery services and other services provided by Ele.me.
(viii)	Revenue from cloud computing is primarily generated from the provision of services, such as elastic computing, database, storage, network virtualization services, large scale computing, security, management and application services, big data analytics, a machine learning platform and IoT services.

5.	Revenue (Continued)
(ix)	Revenue from digital media and entertainment is primarily generated from Youku, online games business and UCWeb and includes revenue from online games, membership fees and customer management.
(x)	Revenue from innovation initiatives and others is primarily generated from businesses such as Amap, Tmall Genie and other innovation initiatives. Other revenue also includes the annual fee for SME loan business received from Ant Group and its affiliates (Note 20).
(xi)	Beginning on April 1, 2020, the Company reclassified revenue from the Company’s self-developed online games business, which was previously reported under the innovation initiatives and others segment, as revenue from the digital media and entertainment segment in order to conform to the way that the Company manages and monitors segment performance. Comparative figures were reclassified to conform to this presentation.

Revenue by type is as follows:

	Six months ended
	September 30,
	2019	2020

	(in millions of RMB)
Customer management services
P4P, in-feed and display marketing	86,016	99,297
Other customer management services	8,294	12,876
Total customer management services	94,310	112,173
Commission	47,943	54,532
Membership fees	10,789	13,944
Logistics services	14,996	23,937
Cloud computing services	17,078	27,244
Sales of goods	38,908	63,216
Other revenue (i)	9,917	13,764
Total	233,941	308,810

(i)

Other revenue includes revenue from online games, other value-added services provided through various platforms as well as the annual fee for SME loan business received from Ant Group and its affiliates (Note 20).

The amount of revenue recognized for performance obligations satisfied (or partially satisfied) in prior periods for contracts with expected duration of more than one year during the six months ended September 30, 2019 and 2020 were not material.